NET FINANCIAL EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Interest income from bank deposits	€ 1,445	€ 1,153	€ 843
Other interest income and financial income	677	5,284	1,841
Interest income and other financial income	2,122	6,437	2,684
Total financial income	54,824	56,691	60,920
Capitalized borrowing costs	2,884	1,578	1,519
Other interest cost and financial expenses	(1,046)	(3,775)	(4,090)
Interest expenses and other financial expenses	1,838	(2,197)	(2,571)
Interest expenses from banks	(21,486)	(23,057)	(27,042)
Interest on bonds	(12,386)	(9,231)	(6,937)
Write-downs of financial receivables	(3,326)	(3,530)	(3,864)
Net interest expenses on employee benefits provisions	0	0	(389)
Other financial expenses	(8,494)	(12,008)	(5,831)
Total financial expenses	(43,854)	(50,023)	(46,634)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(15,659)	(16,619)	(5,086)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:	(59,513)	(66,642)	(51,720)
Net financial expenses	(23,563)	(29,260)	(27,729)
Industrial companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	2,122	6,437	2,684
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:	(25,685)	(35,697)	(30,413)
Net financial expenses	(23,563)	(29,260)	(27,729)
Financial services companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	52,702	50,254	58,236
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:	€ (33,828)	€ (30,945)	€ (21,307)